K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 7, 2016

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	1290 Funds (File No. 811-22959) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the Trust anticipated to be held on February 22, 2017 (the “Meeting”). The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders of 1290 Convertible Securities Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund, and 1290 Unconstrained Bond Managers Fund (each a “Fund” and together, the “Funds”), each a series of the Trust, and the Proxy Statement relating to the Meeting.

The Meeting is being held (1) to elect the Board of Trustees of the Trust, and (2) to approve changes to each Fund’s fundamental investment restrictions with respect to diversification, issuing senior securities, borrowing money, underwriting, concentrating, investing in real estate, investing in commodities, and making loans. Information about each of these proposals appears in the Proxy Statement. The fundamental investment restrictions that shareholders of each Fund are being asked to approve are the same fundamental investment restrictions that the Staff reviewed in Post-Effective Amendment No. 26 to the Trust’s registration statement on Form N-1A filed pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of 1290 Global Allocation Fund, a new series of the Trust, (Accession No. 0001193125-16-680559) (August 12, 2016).

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

Michael Weiner, Esq.

Anthony Geron, Esq.

Kiesha Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC